VESSELS (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($) Vessel	Jul. 28, 2021 Vessel	Dec. 31, 2020 USD ($) Vessel
VESSELS [Abstract]
Number of vessels | Vessel	23		23
Vessels [Abstract]
Impairment loss on vessels	$ 0
Vessels and Drydocking	1,399,754		$ 1,398,690
Less Accumulated Depreciation	(571,791)		(537,348)
Vessels, net	$ 827,963		$ 861,342
Number of vessels in drydock for periodical maintenance | Vessel	1
Number of vessels in drydock for periodical maintenance on later date | Vessel	3
Vessels Built in 2000 and 2002 [Member] | Subsequent Event [Member]
Vessels [Abstract]
Number of vessels to be sold | Vessel		1
Vessels Built in 2000 and 2002 [Member] | Minimum [Member]
Vessels [Abstract]
Vessels, net	$ 14,800
Vessels Built in 2000 and 2002 [Member] | Minimum [Member] | Subsequent Event [Member]
Vessels [Abstract]
Number of vessels intended to be disposed of | Vessel		2
Vessels Built in 2000 and 2002 [Member] | Maximum [Member]
Vessels [Abstract]
Vessels, net	$ 28,700